Capital Structure, Common Stock Buybacks (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($) Plan	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Common stock buybacks [Abstract]
Number of share repurchase plans approved | Plan	3
Authorized amount under each share repurchase plan	$ 3,000
Repurchase of common stock (in shares) | shares		120,622	185,363	264,813
Average price of repurchased shares (in dollars per share) | $ / shares		$ 1.68	$ 2.52	$ 2.54
Payments for repurchase of common stock		$ 204	$ 469	$ 673